Note 24 - Post-employment and other employee benefit commitments (Tables)	6 Months Ended
Jun. 30, 2019
Post-employment and other employee benefit commitments
Consolidated Income Statement Impact
Consolidated income statement impact (Millions of Euros)
	Notes	June 2019	June 2018
Interest income and expense		38	41
Personnel expense		79	81
Defined contribution plan expense	39.1	55	51
Defined benefit plan expense	39.1	24	30
Provisions, net	41	127	57
Total impact on income statement: expense (income)		244	179